Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 113,333,444	$ 105,874,786	$ 170,845,619
Cost of revenue	(109,236,120)	(101,811,921)	(168,795,378)
Gross profit	4,097,324	4,062,865	2,050,241
Operating expenses:
General and administrative	(1,608,794)	(1,763,587)	(1,191,155)
Selling and marketing	(355,146)	(218,695)	(232,514)
Research and development	(1,364,591)	(1,103,806)	(531,062)
Impairment provision expenses	(273,437)	(63,011)	(31,082)
Total operating expenses	(3,601,968)	(3,149,099)	(1,985,813)
Operating income	495,356	913,766	64,428
Other expenses:
Interest expense, net	(472,479)	(392,415)	(345,042)
Other income, net	1,285,837	319,950	39,328
Total other income (expenses), net	813,358	(72,465)	(305,714)
Income (loss) before income taxes	1,308,714	841,301	(241,286)
Income tax provision			(31,813)
Net income (loss)	1,308,714	841,301	(273,099)
Other comprehensive loss:
Foreign currency translation adjustment	75,573	(13,139)	(320,556)
Total comprehensive income (loss)	$ 1,384,287	$ 828,162	$ (593,655)
Earnings per share attributable to common shareholders:
Basic net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.04	$ (0.01)
diluted net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.04	$ (0.01)
Weighted average number of shares outstanding
Basic weighted average number of shares outstanding (in Shares)	20,000,000	20,000,000	20,000,000
Diluted weighted average number of shares outstanding (in Shares)	20,000,000	20,000,000	20,000,000